LVIP Wellington Capital Growth Fund
Schedule of Investments
March 31, 2022 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–99.26%
Aerospace & Defense–1.21%
Airbus SE Sponsored ADR	144,291	$ 4,360,474
Northrop Grumman Corp.	12,375	5,534,348
		9,894,822
Automobiles–1.97%
†Tesla, Inc.	15,010	16,174,776
		16,174,776
Beverages–1.54%
Constellation Brands, Inc. Class A	54,681	12,594,128
		12,594,128
Biotechnology–0.95%
†Seagen, Inc.	54,115	7,795,266
		7,795,266
Capital Markets–4.92%
Blackstone, Inc.	72,914	9,255,703
Charles Schwab Corp.	49,592	4,181,101
†Coinbase Global, Inc. Class A	20,003	3,797,770
MarketAxess Holdings, Inc.	18,366	6,248,113
S&P Global, Inc.	40,976	16,807,536
		40,290,223
Commercial Services & Supplies–0.77%
†Copart, Inc.	50,375	6,320,551
		6,320,551
Consumer Finance–1.38%
American Express Co.	60,431	11,300,597
		11,300,597
Energy Equipment & Services–0.54%
Schlumberger NV	107,054	4,422,401
		4,422,401
Equity Real Estate Investment Trusts–0.45%
Equinix, Inc.	4,968	3,684,368
		3,684,368
Health Care Equipment & Supplies–4.25%
†ABIOMED, Inc.	35,209	11,662,629
†Align Technology, Inc.	15,565	6,786,340
†Boston Scientific Corp.	274,375	12,152,069
Stryker Corp.	15,929	4,258,618
		34,859,656
Health Care Providers & Services–2.14%
UnitedHealth Group, Inc.	34,343	17,513,900
		17,513,900
Hotels, Restaurants & Leisure–2.38%
†Airbnb, Inc. Class A	83,564	14,352,953
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Hotels, Restaurants & Leisure (continued)
†Hilton Worldwide Holdings, Inc.	34,148	$ 5,181,617
		19,534,570
Insurance–1.47%
Marsh & McLennan Cos., Inc.	44,616	7,603,459
Progressive Corp.	38,654	4,406,169
		12,009,628
Interactive Media & Services–10.77%
†Alphabet, Inc. Class C	19,388	54,150,490
†Match Group, Inc.	50,524	5,493,980
†Meta Platforms, Inc. Class A	60,214	13,389,185
†Snap, Inc. Class A	37,361	1,344,622
†ZoomInfo Technologies, Inc.	231,974	13,858,127
		88,236,404
Internet & Direct Marketing Retail–5.32%
†Amazon.com, Inc.	12,360	40,292,982
†Etsy, Inc.	26,542	3,298,640
		43,591,622
IT Services–13.72%
†Block, Inc.	95,566	12,958,749
Fidelity National Information Services, Inc.	137,037	13,761,255
†FleetCor Technologies, Inc.	57,548	14,332,905
Global Payments, Inc.	109,275	14,953,191
Mastercard, Inc. Class A	100,099	35,773,381
†PayPal Holdings, Inc.	39,912	4,615,823
†Shopify, Inc. Class A	3,402	2,299,616
†Snowflake, Inc. Class A	12,956	2,968,608
Visa, Inc. Class A	48,227	10,695,302
		112,358,830
Life Sciences Tools & Services–2.39%
Agilent Technologies, Inc.	40,652	5,379,479
†Illumina, Inc.	28,829	10,072,853
†Mettler-Toledo International, Inc.	3,008	4,130,555
		19,582,887
Machinery–0.22%
IDEX Corp.	9,539	1,828,913
		1,828,913
Pharmaceuticals–0.81%
Zoetis, Inc.	34,999	6,600,461
		6,600,461
Professional Services–2.39%
Equifax, Inc.	17,306	4,103,253
TransUnion	149,554	15,454,910
		19,558,163
LVIP Wellington Capital Growth Fund–1

LVIP Wellington Capital Growth Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Road & Rail–0.84%
†Uber Technologies, Inc.	192,463	$ 6,867,080
		6,867,080
Semiconductors & Semiconductor Equipment–8.09%
†Advanced Micro Devices, Inc.	177,240	19,379,422
Marvell Technology, Inc.	131,665	9,441,697
Microchip Technology, Inc.	156,674	11,772,484
Monolithic Power Systems, Inc.	7,173	3,483,783
NVIDIA Corp.	81,328	22,191,158
		66,268,544
Software–20.68%
†Adobe, Inc.	24,552	11,186,382
†Autodesk, Inc.	48,327	10,358,893
†Avalara, Inc.	79,299	7,891,044
†Ceridian HCM Holding, Inc.	90,906	6,214,334
†HashiCorp, Inc. Class A	5,946	321,084
Intuit, Inc.	15,901	7,645,837
Microsoft Corp.	253,333	78,105,097
†nCino, Inc.	109,195	4,474,811
†Qualtrics International, Inc. Class A	12,739	363,698
†RingCentral, Inc. Class A	39,799	4,664,841
†salesforce.com, Inc.	78,829	16,736,973
†SentinelOne, Inc. Class A	35,506	1,375,502
†ServiceNow, Inc.	6,651	3,703,875
†UiPath, Inc. Class A	216,873	4,682,288
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software (continued)
†Workday, Inc. Class A	48,738	$ 11,670,802
		169,395,461
Specialty Retail–0.22%
†Burlington Stores, Inc.	9,867	1,797,471
		1,797,471
Technology Hardware, Storage & Peripherals–8.53%
Apple, Inc.	400,304	69,897,082
		69,897,082
Textiles, Apparel & Luxury Goods–1.31%
†Lululemon Athletica, Inc.	29,293	10,698,682
		10,698,682
Total Common Stock (Cost $447,365,551)		813,076,486

MONEY MARKET FUND–1.13%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 0.25%)	9,242,554	9,242,554
Total Money Market Fund (Cost $9,242,554)		9,242,554

TOTAL INVESTMENTS–100.39% (Cost $456,608,105)	822,319,040
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.39%)	(3,201,770)
NET ASSETS APPLICABLE TO 12,009,309 SHARES OUTSTANDING–100.00%	$819,117,270

† Non-income producing.

Summary of Abbreviations:
ADR–American Depositary Receipt
IT–Information Technology
S&P–Standard & Poor’s
See accompanying notes.
LVIP Wellington Capital Growth Fund–2

LVIP Wellington Capital Growth Fund
Notes
March 31, 2022 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Wellington Capital Growth Fund (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2022:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$813,076,486	$—	$—	$813,076,486
Money Market Fund	9,242,554	—	—	9,242,554
Total Investments	$822,319,040	$—	$—	$822,319,040
There were no Level 3 investments at the beginning or end of the period.
LVIP Wellington Capital Growth Fund–3